INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES

Inventories consist of the following:

	As of December 31,
	2019	2018
Raw materials	$90,605	$72,144
Work in process	91,537	92,047
Finished goods	10,114	6,587
	$192,256	$170,778

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $649 and $1,206 as of December 31, 2019 and 2018, respectively.